Inventories-Summary Of Inventories (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Raw materials	€ 41,066	€ 47,668
Semi-finished goods	31,623	31,195
Finished goods	19,789	27,706
Total	€ 92,478	€ 106,569